Exhibit 99.1

World Omni Auto Receivables Trust 2021-D

Monthly Servicer Certificate

August 31, 2023

Dates Covered
Collections Period	08/01/23 - 08/31/23
Interest Accrual Period	08/15/23 - 09/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/23	527,119,279.72	28,459
Yield Supplement Overcollateralization Amount 07/31/23	9,760,171.59	0
Receivables Balance 07/31/23	536,879,451.31	28,459
Principal Payments	20,568,800.42	403
Defaulted Receivables	531,903.16	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/23	9,107,204.99	0
Pool Balance at 08/31/23	506,671,542.74	28,033

Pool Statistics	$ Amount	# of Accounts
Pool Factor	43.56%
Prepayment ABS Speed	1.16%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	8,189,932.18	330
Past Due 61-90 days	2,162,670.24	96
Past Due 91-120 days	465,551.04	22
Past Due 121+ days	0.00	0
Total	10,818,153.46	448

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.10%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.51%
Delinquency Trigger Occurred	NO

Recoveries	306,647.89
Aggregate Net Losses/(Gains) - August 2023	225,255.27
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.50%
Prior Net Losses/(Gains) Ratio	0.23%
Second Prior Net Losses/(Gains) Ratio	0.24%
Third Prior Net Losses/(Gains) Ratio	0.35%
Four Month Average	0.33%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.33%

Overcollateralization Target Amount	5,826,722.74
Actual Overcollateralization	5,826,722.74
Weighted Average Contract Rate	3.89%
Weighted Average Contract Rate, Yield Adjusted	5.16%
Weighted Average Remaining Term	40.81

Flow of Funds	$ Amount
Collections	22,615,959.73
Investment Earnings on Cash Accounts	22,089.86
Servicing Fee	(447,399.54)
Transfer to Collection Account	-
Available Funds	22,190,650.05

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	346,135.42
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	14,385,865.26
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,826,722.74
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,563,434.96

Total Distributions of Available Funds	22,190,650.05

Servicing Fee	447,399.54
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 08/15/23	521,057,408.00
Principal Paid	20,212,588.00
Note Balance @ 09/15/23	500,844,820.00

Class A-1
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-2
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-3
Note Balance @ 08/15/23	347,657,408.00
Principal Paid	20,212,588.00
Note Balance @ 09/15/23	327,444,820.00
Note Factor @ 09/15/23	84.5237016%

Class A-4
Note Balance @ 08/15/23	121,600,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	121,600,000.00
Note Factor @ 09/15/23	100.0000000%

Class B
Note Balance @ 08/15/23	34,530,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	34,530,000.00
Note Factor @ 09/15/23	100.0000000%

Class C
Note Balance @ 08/15/23	17,270,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	17,270,000.00
Note Factor @ 09/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	414,627.09
Total Principal Paid	20,212,588.00
Total Paid	20,627,215.09

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	234,668.75
Principal Paid	20,212,588.00
Total Paid to A-3 Holders	20,447,256.75

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3611105
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.6037171
Total Distribution Amount	17.9648276

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6057531
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	52.1749819
Total A-3 Distribution Amount	52.7807350

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	711.73
Noteholders' Principal Distributable Amount	288.27

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/23	2,877,704.48
Investment Earnings	12,854.59
Investment Earnings Paid	(12,854.59)
Deposit/(Withdrawal)	-
Balance as of 09/15/23	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,645,570.41	$3,798,011.15	$3,751,339.83
Number of Extensions	164	155	155
Ratio of extensions to Beginning of Period Receivables Balance	0.68%	0.68%	0.65%